Offsets	May 11, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94572
Initial Filing Date	May 11, 2026
Fee Offset Claimed	$ 9,074.26
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	HPS Corporate Capital Solutions Fund
Form or Filing Type	SC TO
File Number	005-94572
Filing Date	May 11, 2026
Fee Paid with Fee Offset Source	$ 9,074.26